SERIES A CONVERTIBLE REDEEMABLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2012
SERIES A CONVERTIBLE REDEEMABLE PREFERRED SHARES [Abstract]
Schedule of Reconciliation of Convertible Redeemable Preferred Shares

The reconciliation of the Series A Convertible Redeemable Preferred Shares is as follows:

Year Ended December 31, 2010
Mezzanine equity-Series A convertible redeemable preferred shares beginning balance	$55,602,740
Deemed dividend on Series A convertible redeemable preferred shares	3,300,000
Conversion into ordinary shares	(58,902,740)

Mezzanine equity-Series A convertible redeemable preferred shares ending balance	$-